Wireless Licenses, Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Carrying Amount of Wireless Licenses	The carrying amounts of Wireless licenses are as follows:

	(dollars in millions)
At December 31,	2017	2016
Wireless licenses	$88,417	$86,673

Changes in Carrying Amount of Goodwill
Changes in the carrying amount of Goodwill are as follows:

			(dollars in millions)
	Wireless	Wireline	Other	Total
Balance at January 1, 2016	$18,393	$4,331	$2,607	$25,331
Acquisitions (Note 2)	—	—	2,310	2,310
Reclassifications, adjustments and other	—	(547)	111	(436)
Balance at December 31, 2016	$18,393	$3,784	$5,028	$27,205
Acquisitions (Note 2)	4	208	1,956	2,168
Reclassifications, adjustments and other	—	1	(202)	(201)
Balance at December 31, 2017	$18,397	$3,993	$6,782	$29,172

Composition of Other Intangible Assets, Net
The following table displays the composition of Other intangible assets, net:

				(dollars in millions)
			2017			2016
At December 31,	Gross Amount	Accumulated Amortization	Net Amount	Gross Amount	Accumulated Amortization	Net Amount
Customer lists (5 to 13 years)	$3,621	$(691)	$2,930	$2,884	$(480)	$2,404
Non-network internal-use software (3 to 7 years)	18,010	(12,374)	5,636	16,135	(10,913)	5,222
Other (2 to 25 years)	2,474	(793)	1,681	1,854	(583)	1,271
Total	$24,105	$(13,858)	$10,247	$20,873	$(11,976)	$8,897

Amortization Expense for Other Intangible Assets	The amortization expense for Other intangible assets was as follows:

Years	(dollars in millions)
2017	$2,213
2016	1,701
2015	1,694

Estimated Future Amortization Expense for Other Intangible Assets	Estimated annual amortization expense for Other intangible assets is as follows:

Years	(dollars in millions)
2018	$2,079
2019	1,787
2020	1,478
2021	1,227
2022	1,024